SHARE-BASED COMPENSATION - Kaixin Auto Group 2021 Plan (Details) - Kaixin Auto Group 2021 Plan - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jul. 12, 2021
SHARE-BASED COMPENSATION
Aggregate number of shares to be issued			1,773,067
Restricted shares
SHARE-BASED COMPENSATION
Options granted	1,773,067	1,369,000